LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED JULY 1, 2020 TO THE

PROSPECTUSES OF EACH FUND LISTED IN SCHEDULE A

1a)	For each of the funds listed in Schedule A, the following disclosure is added to each fund’s Prospectus in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents”:

Waivers Specific to Stifel, Nicolaus & Company, Incorporated (“Stifel”)

Effective July 1, 2020, shareholders purchasing Fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver.

Front-end Sales Load Waiver on Class A Shares

•

Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same Fund pursuant to Stifel’s policies and procedures. All other sales charge waivers and reductions described elsewhere in the fund’s prospectus or statement of additional information (“SAI”) still apply.

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
BrandywineGLOBAL – Alternative Credit Fund	March 1, 2020
BrandywineGLOBAL – Diversified US Large Cap Value Fund	February 1, 2020
BrandywineGLOBAL – Dynamic US Large Cap Value Fund	February 1, 2020
BrandywineGLOBAL – Global Flexible Income Fund	May 1, 2020
BrandywineGLOBAL – Global High Yield Fund	February 1, 2020
BrandywineGLOBAL – Global Opportunities Bond Fund	May 1, 2020
BrandywineGLOBAL – Global Opportunities Bond Fund (USD Hedged)	May 1, 2020
BrandywineGLOBAL – Global Unconstrained Bond Fund	March 1, 2020
BrandywineGLOBAL – International Opportunities Bond Fund	May 1, 2020
ClearBridge Global Infrastructure Income Fund	February 1, 2020
ClearBridge International Growth Fund	March 1, 2020
ClearBridge Small Cap Fund	March 1, 2020
ClearBridge Value Trust	March 1, 2020
Martin Currie Emerging Markets Fund	February 1, 2020
Martin Currie International Unconstrained Equity Fund	September 30, 2019
QS Global Market Neutral Fund	February 1, 2020
QS International Equity Fund	February 1, 2020
QS Strategic Real Return Fund	February 1, 2020
QS U.S. Small Capitalization Equity Fund	May 1, 2020

LEGG MASON PARTNERS EQUITY TRUST

ClearBridge Aggressive Growth Fund	December 27, 2019
ClearBridge All Cap Value Fund	February 1, 2020
ClearBridge Appreciation Fund	March 1, 2020

Fund	Date of Prospectus
ClearBridge Dividend Strategy Fund	May 1, 2020
ClearBridge International Small Cap Fund	February 1, 2020
ClearBridge International Value Fund	March 1, 2020
ClearBridge Large Cap Growth Fund	March 31, 2020
ClearBridge Large Cap Value Fund	March 1, 2020
ClearBridge Mid Cap Fund	March 1, 2020
ClearBridge Mid Cap Growth Fund	March 1, 2020
ClearBridge Select Fund	March 1, 2020
ClearBridge Small Cap Growth Fund	March 1, 2020
ClearBridge Small Cap Value Fund	February 1, 2020
ClearBridge Sustainability Leaders Fund	March 1, 2020
ClearBridge Tactical Dividend Income Fund	March 1, 2020
QS Conservative Growth Fund	June 1, 2020
QS Defensive Growth Fund	June 1, 2020
QS Global Dividend Fund	February 1, 2020
QS Global Equity Fund	March 1, 2020
QS Growth Fund	June 1, 2020
QS Moderate Growth Fund	June 1, 2020
QS U.S. Large Cap Equity Fund	March 31, 2020

LEGG MASON PARTNERS INCOME TRUST

Western Asset California Municipals Fund	June 30, 2020
Western Asset Corporate Bond Fund	May 1, 2020
Western Asset Emerging Markets Debt Fund	June 30, 2020
Western Asset Global High Yield Bond Fund	May 1, 2020
Western Asset Income Fund	November 29, 2019
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2020
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2020
Western Asset Intermediate-Term Municipals Fund	August 1, 2019
Western Asset Managed Municipals Fund	June 30, 2020
Western Asset Massachusetts Municipals Fund	March 31, 2020
Western Asset Mortgage Total Return Fund	May 1, 2020
Western Asset Municipal High Income Fund	November 29, 2019
Western Asset New Jersey Municipals Fund	August 1, 2019
Western Asset New York Municipals Fund	August 1, 2019
Western Asset Oregon Municipals Fund	August 30, 2019
Western Asset Pennsylvania Municipals Fund	August 1, 2019
Western Asset Short Duration High Income Fund	November 29, 2019
Western Asset Short Duration Municipal Income Fund	June 30, 2020
Western Asset Short-Term Bond Fund	May 1, 2020
Western Asset Ultra-Short Income Fund	September 30, 2019

WESTERN ASSET FUNDS, INC.

Western Asset Core Bond Fund	May 1, 2020
Western Asset Core Plus Bond Fund	May 1, 2020
Western Asset High Yield Fund	September 30, 2019
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2020
Western Asset Intermediate Bond Fund	September 30, 2019
Western Asset Macro Opportunities Fund	March 1, 2020
Western Asset Total Return Unconstrained Fund	September 30, 2019

Please retain this supplement for future reference.

LMFX603715

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